Simpson Thacher & Bartlett LLP

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WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5508	E-mail Address debra.sutter@stblaw.com

VIA EDGAR

May 9, 2025

Re:	Western Asset Municipal High Income Fund Inc. (the “Fund”)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of the Fund, we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended. The Registration Statement is being filed to register sales of the Fund’s common stock pursuant to Rule 415 under the 1933 Act and pursuant to General Instruction A.2 of Form N-2.

Any questions or communications regarding this filing should be directed to the undersigned at Debra.Sutter@stblaw.com or (202) 636-5508.

Very truly yours,

/s/ Debra Sutter
Debra Sutter